Provisions, Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Provisions, Trade and Other Payables
Provisions, Trade and Other Payables

Note 20

Provisions, Trade and Other Payables

EUR’000	2023	2022	2021
Trade and other payables:
Trade payables	8,399	3,979	2,795
Other payables	24,237	4,843	6,908
	32,636	8,822	9,703

The increase in other payables is attributed to year-end activity and temporal mismatches in payment processing, including cut-off procedures.

EUR’000	2023	2022	2021
Provisions:
Beginning of financial year	—	—	—
Acquisition of businesses	6,987	—	—
Exchange differences	(88)	—	—
	6,899	—	—

A provision is recognised for certain contracts with customers for which the unavoidable costs of meeting the performance obligations exceed the economic benefits expected to be received. It is anticipated that these costs will be incurred in the next financial year.